Segment report - Revenue by major product line (Details) - ZAR (R) R in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Income Statement
Revenue from contracts with customers	R 98,707	R 102,458	R 202,676
Revenue from other contracts (franchise rentals, use of fuel tanks and fuel storage)	463	486	900
Total external turnover	99,170	102,944	203,576
Base Chemicals
Income Statement
Revenue from contracts with customers	24,183	22,668	48,113
Polymers
Income Statement
Revenue from contracts with customers	13,974	12,346	25,864
Solvents
Income Statement
Revenue from contracts with customers	5,965	6,441	13,178
Fertilisers and explosives
Income Statement
Revenue from contracts with customers	2,240	2,333	4,718
Other base chemicals
Income Statement
Revenue from contracts with customers	2,004	1,548	4,353
Performance Chemicals
Income Statement
Revenue from contracts with customers	32,452	34,349	67,228
Organics
Income Statement
Revenue from contracts with customers	24,790	26,193	51,405
Waxes
Income Statement
Revenue from contracts with customers	3,927	4,387	8,474
Advanced materials
Income Statement
Revenue from contracts with customers	3,735	3,769	7,349
Coal
Income Statement
Revenue from contracts with customers	906	1,826	3,222
Liquid fuels and crude oil
Income Statement
Revenue from contracts with customers	36,884	39,633	75,819
Gas (methane rich and natural gas) and condensate
Income Statement
Revenue from contracts with customers	3,134	2,991	5,986
Other (Technology, refinery services)
Income Statement
Revenue from contracts with customers	R 1,148	R 991	R 2,308